Share-based payments (Details 4) - Drl Two Thousand Eighteen Plan [Member]	12 Months Ended
	Mar. 31, 2023 a ₨ / shares	Mar. 31, 2023 Number a ₨ / shares	Mar. 31, 2023 a ₨ / shares	Mar. 31, 2023 a mo ₨ / shares	Mar. 31, 2022 a ₨ / shares	Mar. 31, 2022 Number a ₨ / shares	Mar. 31, 2022 a ₨ / shares	Mar. 31, 2022 a mo ₨ / shares
Statement [Line Items]
Shares arising out of options, Outstanding at the beginning of the year		251,035	251,035			385,930
Shares arising out of options, Granted during the year | Number		189,289				8,856
Shares arising out of options, Expired/forfeited during the year | Number		(24,152)				(37,021)
Shares arising out of options, Exercised during the year | Number		(49,295)				(106,730)
Shares arising out of options, Outstanding at the end of the year			366,877			251,035	251,035
Shares arising out of options, Exercisable at the end of the year | a	104,920	104,920	104,920	104,920	68,130	68,130	68,130	68,130
Weighted average exercise price, Outstanding at the beginning of the year	₨ 3,170.57				₨ 3,056.51
Weighted average exercise price, Granted during the year	3,931.91				5,289.76
Weighted average exercise price, Expired/forfeited during the year	3,510.83				3,157.39
Weighted average exercise price, Exercised during the year	2,918.78				2,938.55
Weighted average exercise price, Outstanding at the end of the year	3,574.91				3,170.57
Weighted average exercise price, Exercisable at the end of the year	₨ 3,002.16	₨ 3,002.16	₨ 3,002.16	₨ 3,002.16	₨ 2,859.13	₨ 2,859.13	₨ 2,859.13	₨ 2,859.13
Weighted average remaining useful life, Outstanding at the beginning of the year			64	64				71
Weighted average remaining useful life, Granted during the year | mo				95				90
Weighted average remaining useful life, Outstanding at the end of the year			69				64	64
Weighted average remaining useful life, Exercisable at the end of the year | a	43	43	43	43	47	47	47	47
Bottom of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	₨ 2,607				₨ 2,607
Range of exercise prices, Granted during the year	3,905.8				4,662.7
Range of exercise prices, Expired/forfeited during the year	2,607				2,607
Range of exercise prices, Exercised during the year	2,607				2,607
Range of exercise prices, Outstanding at the end of the year	2,607				2,607
Range of exercise prices, Exercisable at the end of the year	2,607	₨ 2,607	₨ 2,607	₨ 2,607	2,607	₨ 2,607	₨ 2,607	₨ 2,607
Top of range [member]
Statement [Line Items]
Range of exercise prices, Outstanding at the beginning of the year	5,301				3,679
Range of exercise prices, Granted during the year	4,338				5,301
Range of exercise prices, Expired/forfeited during the year	5,310				5,310
Range of exercise prices, Exercised during the year	3,679				3,679
Range of exercise prices, Outstanding at the end of the year	5,301				5,301
Range of exercise prices, Exercisable at the end of the year	₨ 5,301	₨ 5,301	₨ 5,301	₨ 5,301	₨ 3,679	₨ 3,679	₨ 3,679	₨ 3,679